Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 2,103.1	€ 2,099.4
Intangibles	2,464.0	2,455.7
Property, plant and equipment	536.7	549.4
Other non-current assets	8.4	8.9
Derivative financial instruments	154.1	0.0
Deferred tax assets	99.6	128.3
Total non-current assets	5,365.9	5,241.7
Current assets
Cash and cash equivalents	194.3	254.2
Inventories	504.5	410.6
Trade and other receivables	342.4	234.6
Indemnification assets	1.8	9.5
Derivative financial instruments	59.1	20.2
Total current assets	1,102.1	929.1
Total assets	6,468.0	6,170.8
Current liabilities
Trade and other payables	667.5	692.0
Current tax payable	216.2	198.5
Provisions	41.1	39.3
Loans and borrowings	30.0	29.1
Derivative financial instruments	0.6	7.3
Total current liabilities	955.4	966.2
Non-current liabilities
Loans and borrowings	2,310.0	2,198.3
Employee benefits	138.3	244.2
Other non-current liabilities	1.3	1.8
Provisions	2.5	2.9
Derivative financial instruments	0.2	20.8
Deferred tax liabilities	457.2	437.6
Total non-current liabilities	2,909.5	2,905.6
Total liabilities	3,864.9	3,871.8
Net assets	2,603.1	2,299.0
Equity attributable to equity holders
Share capital and capital reserve	1,596.7	1,623.1
Share based compensation reserve	11.4	6.9
Founder Preferred Shares Dividend reserve	166.0	166.0
Translation reserve	95.3	105.1
Other reserves	55.2	10.5
Retained earnings	678.5	387.4
Equity attributable to owners of parent	€ 2,603.1	€ 2,299.0